Short Term Loans (Details Textual)	12 Months Ended		3 Months Ended
	Dec. 31, 2013 Industrial and Commercial Bank of China [Member] Individual	Dec. 31, 2013 Hubei Bank [Member] Individual	Mar. 31, 2014 Bank of China [Member] November 20, 2014 [Member]	Mar. 31, 2014 Agricultural Development Bank of China [Member] January 29, 2014 [Member]	Mar. 31, 2014 Agricultural Development Bank of China [Member] September 24, 2014 [Member]	Mar. 31, 2014 Agricultural Development Bank of China [Member] November 21, 2014 [Member]	Mar. 31, 2014 Hubei Bank [Member] March 30, 2014 [Member] Individual	Mar. 31, 2014 Industrial and Commercial Bank of China [Member] September 15, 2014 [Member] Individual	Mar. 31, 2014 Laifeng County Small Business Loan Guarantee Company [Member] April 21, 2014 [Member]	Mar. 31, 2014 Laifeng County Small Business Loan Guarantee Company [Member] May 14, 2014 [Member]	Mar. 31, 2014 Laifeng County Small Business Loan Guarantee Company [Member] March 18, 2014 [Member]	Mar. 31, 2014 Laifeng County Finance Bureau [Member] November 1, 2014 [Member]	Mar. 31, 2014 Laifeng County Finance Bureau [Member] November 10, 2014 [Member]
Loans Payable to Bank [Abstract]
Number of individuals	2	2					2	2
Annual interest rate			6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	9.72%	9.72%	9.72%
Maturity Date			Nov. 20, 2014	Jan. 29, 2014	Sep. 24, 2014	Nov. 21, 2014	Mar. 30, 2014	Sep. 15, 2014	Apr. 21, 2014	May 14, 2014	Mar. 18, 2014	Nov. 01, 2014	Nov. 10, 2014
Maturity date, Description									Due by April 21, 2014 but had been extended to April 21, 2014.	Due by May 14, 2014 but had been extended to May 14, 2015.	Due by March 18, 2014 but had been extended to March 18, 2015.